Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 1, 2019
to the Prospectus of the following fund:
Fund	Prospectus
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2019

On December 13, 2018, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers. Effective on or about February 13, 2019 (the Effective Date), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) assumes day-to-day management of a portion of the Fund's portfolio.

Effective on or about February 12, 2019, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) will no longer serve as a subadviser to the Fund and, as of such date, all references and information relating to DGHM and Real Estate Management Services Group, LLC (REMS) are hereby removed. Effective on or about February 22, 2019, EAM Investors, LLC (EAM) will no longer serve as a subadviser to the Fund and, as of such date, all references and information relating to EAM are hereby removed.

Additionally, the changes described in this Supplement are hereby made to the Fund's Prospectus.

On the Effective Date, the sixth paragraph under the section "Summary of the Fund — Principal Investment Strategies", as well as the seventh paragraph under the section "More Information About the Fund — Principal Investment Strategies" is hereby superseded and replaced with the following:

The Fund's Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), EAM Investors, LLC (EAM), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve and may change these allocations at any time.

The rest of the section remains the same.
MULTI-MANAGER SMALL CAP EQUITY STRATEGIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated January 1, 2019
to the Prospectus of the following fund:
Fund	Prospectus
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2019

On December 13, 2018, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers. Effective on or about February 13, 2019 (the Effective Date), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) assumes day-to-day management of a portion of the Fund's portfolio.

Effective on or about February 12, 2019, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) will no longer serve as a subadviser to the Fund and, as of such date, all references and information relating to DGHM and Real Estate Management Services Group, LLC (REMS) are hereby removed. Effective on or about February 22, 2019, EAM Investors, LLC (EAM) will no longer serve as a subadviser to the Fund and, as of such date, all references and information relating to EAM are hereby removed.

Additionally, the changes described in this Supplement are hereby made to the Fund's Prospectus.

On the Effective Date, the sixth paragraph under the section "Summary of the Fund — Principal Investment Strategies", as well as the seventh paragraph under the section "More Information About the Fund — Principal Investment Strategies" is hereby superseded and replaced with the following:

The Fund's Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), EAM Investors, LLC (EAM), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve and may change these allocations at any time.

The rest of the section remains the same.